Related party transaction and balance (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Related party transaction and balance	The table below sets forth the related parties and their relationships with the Company as of December 31, 2021:

Name of related parties	Relationship with the Company
Yi Wang	Shareholder of the Company
Zheren Hu	Shareholder of the Company
Hui Lin	Shareholder of the Company
The related parties’ transactions for the years ended December 31, 2019, 2020 and 2021 and related parties balances as of December 31, 2020 and 2021 were as follows:

	For the years ended December 31,
	2019	2020	2021
Transaction amount with related parties
Loan to shareholders
Yi Wang	—	—	600
Zheren Hu	—	—	250
Hui Lin	—	—	150
In December of 2021, Yuguan WFOE entered into an interest-free loan agreement with the shareholders of RMB1,000 in total, which was unsecured and repayable upon the
Grou
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s demanding.

	As of December 31, 2021
	2020	2021
Balance amount with related parties
Prepayments and other current assets
Yi Wang	—	600
Zheren Hu	—	250
Hui Lin	—	150